Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Schwab Target 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Schwab Target 2025 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired fund fees and expenses (AFFE)" are based on estimated amounts for the current fiscal period.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE) after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund seeks to achieve its investment objective by investing primarily in a combination of other affiliated Schwab Funds and Laudus Funds. The fund may also invest in unaffiliated third party mutual funds (referred to herein as unaffiliated funds and, together with Schwab Funds and Laudus Funds, the underlying funds). The fund invests in the underlying funds in accordance with its target portfolio allocation. These underlying funds invest their assets directly in equity, fixed income, cash and cash equivalents (including money market funds) in accordance with their own investment objectives and policies. The fund is managed based on the specific retirement date (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely would stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and plans to withdraw the value of the investor's account in the fund gradually after retirement. As described below, the adviser will continue to modify the fund's target asset allocation for 20 years beyond the target date.

The fund's target asset allocation will be adjusted annually based on the adviser's asset allocation strategy; however, the adviser reserves the right to modify the fund's target asset allocations from time to time should circumstances warrant a change. In general, the fund's allocation to equity securities will decrease and its allocation to fixed income securities will increase as the fund approaches its target date. The fund's asset allocation as of February 24, 2017 was approximately 61.2% equity securities, 35.2% fixed income securities, and 3.7% cash and cash equivalents (including money market funds). At the stated target date, the fund's allocation will be approximately 40.0% equity securities, 54.0% fixed income securities, and 6.0% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund's stated target date. At such time, the fund's asset allocation will remain fixed at approximately 25.0% equity securities, 66.0% fixed income securities, and 9.0% cash and cash equivalents (including money market funds).

In addition to the strategic annual adjustment of the fund's target asset allocation, the adviser may adjust the fund's underlying fund allocations within a particular asset class based on the following considerations including, but not limited to, market trends, its outlook for a given market capitalization, and the underlying funds' performance in various market conditions. Accordingly, the fund's allocation to a particular underlying fund may increase or decrease throughout the year. Within the equity asset class, the fund will have exposure to one or more "style classes". For example, the style classes include domestic large-cap equity, domestic small-cap equity, and international equity. The adviser may adjust the fund's allocation to a particular style class based on the following considerations: market trends, its outlook for a given style class, and the style classes' performance in various market conditions. Accordingly, the fund's allocation to a particular style class within the equity asset class may increase or decrease throughout the year.

		The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in equity and fixed income securities, exchange-traded funds (ETFs) and money market securities. For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The fund is subject to risks, any of which could cause an investor to lose money. The fund's principal risks include:

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Conflicts of Interest Risk. The investment adviser's authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund or vice versa. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund's best interests when selecting underlying funds.

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Direct Investment Risk. The fund may invest a portion of its assets directly in equity and fixed income securities, as well as other mutual funds or ETFs to maintain its asset allocations. The fund's direct investment in these securities is subject to the same or similar risks as an underlying fund's investment in the same security.

Underlying Fund Investment Risk. The value of your investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The fund is subject to the performance and expenses of the underlying funds in which it invests. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund's exposure to a particular risk will be proportionate to the fund's overall asset allocation and underlying fund allocation.
  Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
  Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund's adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.
  Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund's yield and share price. A change in a central bank's monetary policy or improving economic conditions, among other things, may result in an increase in interest rates. A rise in interest rates could cause an underlying fund's share price to fall. The credit quality of a portfolio investment could also cause an underlying fund's share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the underlying fund's performance could be impacted.
  Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1 net asset value ("stable share price money market funds") or have a share price that fluctuates ("variable share price money market funds"). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund's liquidity falls below required minimums.
  ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio of securities.
  Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. To the extent that an underlying fund invests a significant portion of its assets in any one country, the underlying fund will be subject to a greater risk of loss or volatility than if the underlying fund always maintained wide geographic diversity among the countries in which it invests.
  Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund's investments in emerging market countries and, at times, it may be difficult to value such investments.
  Derivatives Risk. An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund's use of derivatives could reduce the underlying fund's performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund's returns or as a substitute for a position or security.
  Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund's portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
  Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
  Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund's performance and may increase the likelihood of capital gains distributions.
  Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
You may experience losses in the fund, including losses before, at, or after the target date. There is no guarantee that the fund will be able to achieve its objective or provide adequate income at and through your retirement.

		For more information on the risks of investing in the fund and the underlying funds please see the "Fund details" section in the prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, any of which could cause an investor to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compared to those of two broad based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.csimfunds.com/schwabfunds_prospectus.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compared to those of two broad based indices and a composite index based on the fund’s target allocations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.csimfunds.com/schwabfunds_prospectus
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns (%) as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 13.97% Q2 2009 Worst quarter: (11.84%) Q3 2011
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns as of 12/31/16
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500® Index and the Russell 2000® Index. Effective February 1, 2016, the composite is derived using the following portion allocations: 39.4% S&P 500® Index, 4.3% Russell 2000® Index, 15.4% MSCI EAFE Index (Net), 22.9% Bloomberg Barclays U.S. Aggregate Bond Index, 3.2% FTSE EPRA/NAREIT Global Index (Net), 1.2% Bloomberg Barclays U.S. Intermediate Aggregate Bond Index, 0.9% MSCI Emerging Markets Index (Net), 0.8% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), 1.8% Citigroup Non-U.S. Dollar World Government Bond Index, 3.1% Bloomberg Barclays U.S. Government/Credit Index, 3.6% Bloomberg Barclays U.S. Government/Credit 1-5 Year Index, and 3.5% Bloomberg Barclays U.S. Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Schwab Target 2025 Fund | Schwab Target 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Acquired fund fees and expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.56%	[2],[3]
1 year	rr_ExpenseExampleYear01	$ 57
3 years	rr_ExpenseExampleYear03	179
5 years	rr_ExpenseExampleYear05	313
10 years	rr_ExpenseExampleYear10	$ 701
2009	rr_AnnualReturn2009	25.44%
2010	rr_AnnualReturn2010	13.50%
2011	rr_AnnualReturn2011	0.26%
2012	rr_AnnualReturn2012	13.90%
2013	rr_AnnualReturn2013	19.16%
2014	rr_AnnualReturn2014	6.16%
2015	rr_AnnualReturn2015	0.17%
2016	rr_AnnualReturn2016	5.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.84%)
Label	rr_AverageAnnualReturnLabel	Before taxes
1 year	rr_AverageAnnualReturnYear01	5.30%
5 years	rr_AverageAnnualReturnYear05	8.73%
Since Inception	rr_AverageAnnualReturnSinceInception	6.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 12, 2008
Schwab Target 2025 Fund | After taxes on distributions | Schwab Target 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions
1 year	rr_AverageAnnualReturnYear01	3.83%
5 years	rr_AverageAnnualReturnYear05	7.46%
Since Inception	rr_AverageAnnualReturnSinceInception	5.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 12, 2008
Schwab Target 2025 Fund | After taxes on distributions and sale of shares | Schwab Target 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions and sale of shares
1 year	rr_AverageAnnualReturnYear01	3.84%
5 years	rr_AverageAnnualReturnYear05	6.62%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 12, 2008
Schwab Target 2025 Fund | Comparative Indices (reflect no deduction for expenses or taxes) Dow Jones U.S. Total Stock Market Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Comparative Indices (reflect no deduction for expenses or taxes) Dow Jones U.S. Total Stock Market Index
1 year	rr_AverageAnnualReturnYear01	12.62%
5 years	rr_AverageAnnualReturnYear05	14.59%
Since Inception	rr_AverageAnnualReturnSinceInception	8.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 12, 2008
Schwab Target 2025 Fund | Comparative Indices (reflect no deduction for expenses or taxes) Bloomberg Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Comparative Indices (reflect no deduction for expenses or taxes) Bloomberg Barclays U.S. Aggregate Bond Index
1 year	rr_AverageAnnualReturnYear01	2.65%
5 years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 12, 2008
Schwab Target 2025 Fund | Comparative Indices (reflect no deduction for expenses or taxes) Target 2025 Composite Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Comparative Indices (reflect no deduction for expenses or taxes) Target 2025 Composite Index
1 year	rr_AverageAnnualReturnYear01	6.82%	[4]
5 years	rr_AverageAnnualReturnYear05	9.03%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.00%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 12, 2008

[1]	"Acquired fund fees and expenses (AFFE)" are based on estimated amounts for the current fiscal period.
[2]	(including AFFE) after expense reduction
[3]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees. This agreement is limited to the fund's direct operating expenses and does not apply to AFFE.
[4]	The Target 2025 Composite Index is a custom blended index developed by CSIM based on the 2025 fund's asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500® Index and the Russell 2000® Index. Effective February 1, 2016, the composite is derived using the following portion allocations: 39.4% S&P 500® Index, 4.3% Russell 2000® Index, 15.4% MSCI EAFE Index (Net), 22.9% Bloomberg Barclays U.S. Aggregate Bond Index, 3.2% FTSE EPRA/NAREIT Global Index (Net), 1.2% Bloomberg Barclays U.S. Intermediate Aggregate Bond Index, 0.9% MSCI Emerging Markets Index (Net), 0.8% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), 1.8% Citigroup Non-U.S. Dollar World Government Bond Index, 3.1% Bloomberg Barclays U.S. Government/Credit Index, 3.6% Bloomberg Barclays U.S. Government/Credit 1-5 Year Index, and 3.5% Bloomberg Barclays U.S. Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2016. Percentages listed may not total to 100% due to rounding.